Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Employee Compensation [Line Items]
Total employee compensation costs - continuing operations	$ 56,059	$ 49,923
Total employee compensation costs - discontinued operations	55,670	38,429
Operating
Disclosure Of Employee Compensation [Line Items]
Total employee compensation costs - continuing operations	12,372	13,340
General and administrative
Disclosure Of Employee Compensation [Line Items]
Total employee compensation costs - continuing operations	$ 43,687	$ 36,583